UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Primary Trend Fund, Inc.

(Exact name of registrant as specified in charter)

3960 Hillside Drive, Delafield, WI 53018

(Address of principal executive offices) (Zip code)

Lilli Gust

Arnold Investment Counsel Incorporated

3960 Hillside Drive, Delafield, WI 53018

(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

As of September 30, 2013 (Unaudited)

The Primary Trend Fund

Shares		Value
	COMMON STOCKS (79.4%)
	BASIC MATERIALS (6.0%)
	Mining (6.0%)
23,000	Barrick Gold Corp.	$428,260
15,000	Newmont Mining Corp.	421,500
5,000	Silver Wheaton Corp.	123,850
	Total Basic Materials	973,610
	COMMUNICATIONS (4.6%)
	Telecommunications (4.6%)
20,000	Cisco Systems, Inc.	468,400
6,000	Verizon Communications, Inc.	279,960
	Total Communications	748,360
	CONSUMER, CYCLICAL (7.0%)
	Retail (7.0%)
15,000	Kohl's Corp.	776,250
5,000	Wal-Mart Stores, Inc.	369,800
	Total Consumer, Cyclical	1,146,050
	CONSUMER, NON-CYCLICAL (27.2%)
	Beverages (5.2%)
17,000	Molson Coors Brewing Co., Class B	852,210
	Food (6.9%)
11,000	Campbell Soup Co.	447,810
3,333	Kraft Foods Group, Inc.	174,782
16,000	Mondelez International, Inc.	502,720
		1,125,312
	Pharmaceuticals (15.1%)
7,000	Abbott Laboratories	232,330
7,000	AbbVie, Inc.	313,110
12,000	Eli Lilly & Co.	603,960
7,000	Johnson & Johnson	606,830
25,000	Pfizer, Inc.	717,750
		2,473,980
	Total Consumer, Non-Cyclical	4,451,502
	ENERGY (16.2%)
	Oil & Gas (11.7%)
5,000	Apache Corp.	425,700
40,000	Encana Corp.	693,200
12,000	Royal Dutch Shell PLC ADR, Class A	788,160
		1,907,060
	Oil & Gas Services (4.5%)
8,400	Schlumberger Ltd.	742,224
	Total Energy	2,649,284
	FINANCIALS (4.8%)
	Banks (4.8%)
8,000	JPMorgan Chase & Co.	413,520
10,000	U.S. Bancorp	365,800
	Total Financials	779,320
	INDUSTRIALS (4.4%)
	Miscellaneous Manufacturing (4.4%)
30,000	General Electric Co.	716,700
	TECHNOLOGY (6.9%)
	Semiconductors (4.5%)
32,000	Intel Corp.	733,440
	Software (2.4%)
12,000	Microsoft Corp.	399,720
	Total Technology	1,133,160
	UTILITIES (2.3%)
	Water (2.3%)
15,000	Aqua America, Inc.	370,950
	Total Common Stocks (Cost $10,738,062)	12,968,936
Principal Amount
	SHORT-TERM INVESTMENTS (20.6%)
	Commercial Paper (16.3%)
$300,000	U.S. Bank, 0.17%, 2/28/2014(a)	299,742
2,364,000	U.S. Bank, 0.20%, 10/1/2013(a)	2,364,000
		2,663,742
	U.S. Treasury Bills (4.3%)
700,000	0.04%, 12/5/2013(a)	699,999
	Total Short-Term Investments (Cost $3,363,737)	3,363,741
	TOTAL INVESTMENTS (100.0%) (Cost $14,101,799)	16,332,677
	Liabilities less Other Assets (0.0%)	(102)
	NET ASSETS (100.0%)	$16,332,575

(a) Each issue shows the rate of the discount at the time of purchase.

ADR - American Depository Receipt
PLC - Public Limited Company

See notes to schedule of investments

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Organization

The Primary Trend Fund, Inc. (the “Fund"), a Wisconsin Corporation, began operations on September 15, 1986. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company. The Fund seeks capital growth and income.

Significant Accounting Policies

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and accretion of discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other assets and securities for which no market quotations are readily available are valued at fair value under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

GAAP defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under GAAP, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common Stocks. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the NASDAQ Official Closing Price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,968,936	$—	$—	$12,968,936
Short-Term Investments	—	3,363,741	—	3,363,741
Total	$12,968,936	$3,363,741	$—	$16,332,677

*All sub-categories within common stocks as detailed in the Portfolio of Investments represent level 1 evaluation status.

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended September 30, 2013, there were no transfers in and out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 3 securities during the period ended September 30, 2013. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Tax Information

At September 30, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$14,101,799

Gross unrealized appreciation	2,639,839
Gross unrealized depreciation	(408,961)
Net unrealized appreciation on investments	$2,230,878

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By: (Signature and Title)	/s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date: 11/6/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date: 11/6/2013

By: (Signature and Title)	/s/ Lilli Gust
Lilli Gust
Principal Financial Officer

Date: 11/6/2013

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)